INCOME TAXES (Schedule of Income Taxes by Tax Jurisdictions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss from operations before income tax:
PRC	$ (69,648,396)	$ (49,984,053)	$ (42,999,102)
Other jurisdictions	(8,968,040)	(5,896,782)	(7,482,743)
Loss before income taxes	$ (78,616,436)	$ (55,880,835)	$ (50,481,845)